Loans and Allowance for Loan Losses (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan participations outstanding balance	$ 14,064,902	$ 14,210,231
Loan participations purchased during period	2,677,750	3,877,762
Loan commitments funded Period	45 days
Annual loan review for watch list credits	75,000
One-to-four family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, recorded investment	201,879	522,819
Troubled debt restructurings, number of modifications	3	8
TDR's defaulted as they were more than 90 days past due		206,299
Troubled debt restructurings, subsequent default, number of modifications		4
Number of loans restructured with reduced interest rate and accrued interest capitalized		3
Principal write-off		35,871
One-to-four family residential | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of total applicant's monthly mortgage payment total monthly income	30.00%
Percentage of applicant's total monthly obligations to total monthly income	43.00%
One-to-four family residential | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Origination of loan for resale to secondary market fixed rate period	15 years
Loan to value ratios	80.00%
One-to-four family residential | Adjustable rate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans maturity term	30 years
Interest rate adjustments per year, maximum	2.00%
Interest rate adjustments cap on interest rate increases over the life of the loan	6.00%
One-to-four family residential | Adjustable rate loans | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans adjustment term	5 years
One-to-four family residential | Adjustable rate loans | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans adjustment term	1 year
Commercial Real Estate Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, recorded investment	386,355	175,649
Troubled debt restructurings, number of modifications	1	3
TDR's defaulted as they were more than 90 days past due	840,115	61,980
Troubled debt restructurings, subsequent default, number of modifications	2	1
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans maturity term	10 years
Loan to value ratios	95.00%
TDR's defaulted as they were more than 90 days past due	3,305	7,558
Troubled debt restructurings, subsequent default, number of modifications	1	2
Consumer loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans maturity term	10 years
Loan to value ratios	95.00%
Troubled debt restructurings, recorded investment	15,953	27,593
Troubled debt restructurings, number of modifications	1	1
TDR's defaulted as they were more than 90 days past due	25,055	27,593
Troubled debt restructurings, subsequent default, number of modifications	1	1
Residential Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, recorded investment	140,549
Troubled debt restructurings, number of modifications	3
TDR's defaulted as they were more than 90 days past due	38,737	70,880
Troubled debt restructurings, subsequent default, number of modifications	1	2
Commercial Real Estate and Commercial Loans | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan amount that requires risk rating verification	750,000
Commercial and Agricultural Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Minimum ratio of property's projected net cash flow to loan's debt service requirement	120.00%
Loan value that requires written appraisals from licensed or certified appraisers	250,000
Loan to value ratios	75.00%
Commercial business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, recorded investment		40,644
Troubled debt restructurings, number of modifications		1
TDR's defaulted as they were more than 90 days past due	22,437	37,939
Troubled debt restructurings, subsequent default, number of modifications	2	2
Automobile loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Automobile loan term	60 months
Automobile loan | Purchase price
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratio	80.00%
Automobile loan | Nada Book Value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratio	100.00%
Officer | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lending authority amount	750,000
Director | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lending authority amount	1,000,000
Board of Directors | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lending authority amount	$ 1,000,000